Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Schedule of operating lease commitments

The Group has outstanding commitments on non-cancelable operating lease agreements which are expected to commence after December 31, 2021. Operating lease commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2021 are as follows:

		Less than			Over 5
	Total	1 year	1-3 Years	3-5 Years	Years
Operating lease commitments	42,264	15,347	23,451	3,182	284